OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities
An analysis of other liabilities is as follows:

	At December 31,
	2024	2023
	(€ thousand)
Advances and security deposits	553,771	516,096
Deferred income	335,524	295,683
Accrued expenses	100,314	100,305
Payables to personnel	43,110	44,880
Social security payables	28,532	25,857
Other	44,970	40,146
Total other liabilities	1,106,221	1,022,967

Explanation of significant changes in contract liabilities
Changes in the Group’s contract liabilities for maintenance and power warranties, and advances from customers, were as follows:

	At December 31, 2023	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2024
	(€ thousand)
Advances from customers	510,625	981,694	(945,687)	713	547,345
Maintenance and power warranty programs	262,644	136,420	(98,393)	(72)	300,599

	At December 31, 2022	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2023
	(€ thousand)
Advances from customers	446,394	990,468	(925,406)	(831)	510,625
Maintenance and power warranty programs	239,879	112,362	(89,617)	20	262,644